Financial liabilities at FVTPL_Difference between carrying amount and nominal amount at maturity of financial liabilities at fair value through profit or loss designated as upon initial recognition (Details) - KRW (₩)
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of difference between carrying amount and nominal amountat maturityof financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Carrying amount	₩ 164,767,000,000	₩ 0
Carrying amount Financial liabilities designated as at FVTPL (IAS39)		251,796,000,000
Nominal amount at maturity	217,280,000,000	255,408,000,000
Difference	₩ (52,513,000,000)	₩ (3,612,000,000)